Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Colorado BondShares with maximum sales charge
Average Annual Return, Percent	(1.11%)	3.11%	3.98%
Without Sales Load [Member] | COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Colorado BondShares without sales charge
Average Annual Return, Percent	3.83%	4.12%	4.49%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	86.00%	2.34%